SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Current income tax expenses		$ 619,064	$ 861,007
Deferred income tax benefits	(269,962)	(342,875)	(145,967)
Total	$ (269,962)	$ 276,189	$ 715,040